Common Stock (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 22, 2021	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2021	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 19, 2024	Dec. 20, 2021
Common Stock (Details) [Line Items]
Common stock, shares authorized					40,000,000	40,000,000		40,000,000	40,000,000
Number of votes					one				one
Common stock, dividend shares
Common stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Cancellation shares of common stock						11,896
Stock option exercised
Common stock, shares issued						5,604,651		5,604,651	5,604,651
Common stock, shares outstanding						5,604,651		5,604,651	5,604,651
NorthView Acquisition Corp [Member]
Common Stock (Details) [Line Items]
Common stock, shares authorized						100,000,000		100,000,000
Number of votes						one		one
Preferred stock, shares authorized						1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001
Shares issued						52,784
Share issued amount (in Dollars)								$ 661,012
Cancellation shares of common stock		862,500
Common stock, shares issued						5,193,750		5,193,750	5,193,750
Common stock, shares outstanding						5,193,750		5,193,750	5,193,750
Common stock subject to redemption						101,777		687,519	833,469	687,519
Voting shares percentage						50.00%		50.00%
NorthView Acquisition Corp [Member] | Sponsor [Member]
Common Stock (Details) [Line Items]
Share issued amount (in Dollars)			$ 25,000
Price per share (in Dollars per share)			$ 0.005
Founder Shares [Member] | NorthView Acquisition Corp [Member] | Sponsor [Member]
Common Stock (Details) [Line Items]
Founder shares issued											4,743,750
Founder Shares [Member] | NorthView Acquisition Corp [Member] | Sponsor [Member]
Common Stock (Details) [Line Items]
Founder shares issued											4,743,750
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member]
Common Stock (Details) [Line Items]
Price per share (in Dollars per share)	$ 10
Stock option exercised	37,500
Common Stock [Member]
Common Stock (Details) [Line Items]
Stock option exercised									33,750
Common stock, shares issued						6,984,666
Common Stock [Member] | NorthView Acquisition Corp [Member]
Common Stock (Details) [Line Items]
Shares issued	450,000		5,175,000
Price per share (in Dollars per share)	$ 10
Common stock, shares outstanding						738,075		738,075
Common Stock [Member] | NorthView Acquisition Corp [Member] | Sponsor [Member]
Common Stock (Details) [Line Items]
Cancellation shares of common stock		862,500		862,500
Common stock, description						On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock		On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Founder shares outstanding											(1)